Basis of Presentation	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Basis of Presentation

1.        Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements of Tsakos Energy Navigation Limited (the “Holding Company”) and subsidiaries (collectively, the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 6-K and Article 10 of Regulation S-X of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation have been included. Operating results for the six months ended June 30, 2020 are not necessarily indicative of the results that may be expected for the year ending December 31, 2020.

On July 1, 2020, the Company effected a 1-for-5 reverse stock split on its issued and outstanding common stock. In connection with the reverse stock split 33.2 fractional shares were cashed out. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.

The consolidated balance sheet as of December 31, 2019, has been derived from the audited consolidated financial statements included in the Company’s annual report on Form 20-F filed with the SEC on April 14, 2020 (“Annual Report”), but does not include all of the footnotes required by U.S. GAAP for complete financial statements.

Impact of COVID-19 on the Company’s Business

 The spread of the COVID-19 virus, which has been declared a pandemic by the World Health Organization, in 2020 has caused substantial disruptions in the global economy and the shipping industry, as well as significant volatility in the financial markets, the severity and duration of which remains uncertain.

 The impact of the COVID-19 pandemic continues to unfold and it may continue to negatively affect the global economy and demand for oil which may have a negative effect on the Company’s business, financial performance and the results of its operations, including due to decreased demand for seaborne transportation of oil and oil products which began to develop in the third quarter of 2020 and any continued decline in demand for seaborne transportation of LNG, and in turn charter rates,the extent of which will depend largely on future developments. As a result, many of the Company’s estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods.

Significant Accounting Policies

A discussion of the Company’s significant accounting policies can be found in Note 1 of the Company’s consolidated financial statements included in the Annual Report. There have been no material changes to these policies in the six-month period ended June 30, 2020, except as discussed below:

Reporting Assets held for sale: If circumstances arise that previously were considered unlikely and, as a result, the Company decides not to sell a long-lived asset previously classified as held for sale, the asset shall be reclassified as held and used. A long-lived asset that is reclassified shall be measured individually at the lower of its carrying amount before the asset or disposal group was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the asset or disposal group been continuously classified as held and used and its fair value at the date of the subsequent decision not to sell.

Expected credit losses: In June 2016, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13—Financial Instruments—Credit Losses (Topic 326) —Measurement of Credit Losses on Financial Instruments. ASU No. 2016-13 amended guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. In November 2018, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments-Credit Losses” (“ASU 2018-19”), which clarifies that receivables arising from operating leases are not within the scope of the credit losses standard, but rather, should be accounted for in accordance with the lease standard.

In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments ("ASU 2019-04") to clarify certain accounting topics from previously issued ASUs, including ASU 2016-13. ASU 2019-04 addresses certain aspects of ASU 2016-13, including but not limited to, accrued interest receivable, loan recoveries, interest rate projections for variable-rate financial instruments and expected prepayments. ASU 2019-04 provides alternatives that allow entities to measure credit losses on accrued interest separate from credit losses on the principal portion of a loan, clarifies that entities should include expected recoveries in the measurement of credit losses, allows entities to consider future interest rates when measuring credit losses and elect to adjust effective interest rates used to discount expected cash flows for expected loan prepayments.

In May 2019, the FASB issued ASU 2019-05, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825 Financial Instruments”, the amendments of which provide entities that have certain instruments within the scope of Subtopic 326-20, Financial Instruments—Credit Losses—Measured at Amortized Cost, with an option to irrevocably elect the fair value option in Subtopic 825-10, Financial Instruments—Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of Topic 326.

As of January 1, 2020, the Company adopted ASU 2016-13—Financial Instruments—Credit Losses (Topic 326) and respective amendments. The accounting standard amends the current financial instrument impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables. Under the new guidance, an entity recognizes as an allowance its estimate of lifetime expected credit losses which will result in more timely recognition of such losses. The Company adopted the accounting standard using the prospective transition approach as of January 1, 2020, which resulted in an immaterial adjustment in the opening balance of retained earnings. The Company maintains an allowance for credit losses for expected uncollectable accounts receivable, which is recorded as an offset to trade accounts receivable and changes in such, if any, are classified as Bad debt provisions in the Consolidated Statements of Comprehensive Income (Loss).

The adoption of ASC 326 primarily impacted trade receivables recorded on the Consolidated Balance Sheet. The Company assessed collectability by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considered historical collectability based on past due status. The Company also considered customer-specific information, current market conditions and reasonable and supportable forecasts of future economic conditions to inform adjustments to historical loss data.

The Company assessed that any impairment of receivables arising from operating leases, i.e. time charters, should be accounted for in accordance with Topic 842, Leases, and not in accordance with Topic 326. Impairment of receivables arising from voyage charters, which are accounted for in accordance with Topic 606, Revenues from Contracts with Customers, are within the scope of Subtopic 326 and must therefore be assessed for expected credit losses. No additional allowance was warranted for the six-month period ended June 30, 2020.

Fair value measurements: In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”, which improves the effectiveness of fair value measurement disclosures. In particular, the amendments in this Update modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments in the Update apply to all entities that are required under existing U.S. GAAP to make disclosures about recurring and non-recurring fair value measurements. ASU 2018-13 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The adoption of this new accounting guidance did not have a material effect on the Company’s consolidated financial statements and related disclosures.

New Accounting Pronouncements—Not Yet Adopted

In March 2020, the FASB issued ASU 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)”, which is intended to provide temporary optional expedients and exceptions to U.S. GAAP guidance on contracts, hedge accounting and other transactions affected by the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. This ASU is effective for all entities beginning on March 12, 2020 through December 31, 2020. The Company is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.

In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity's Own Equity. The ASU reduces the number of accounting models for convertible debt instruments by eliminating the cash conversion model. As compared with current U.S. GAAP, more convertible debt instruments will be reported as a single liability instrument and the interest rate of more convertible debt instruments will be closer to the coupon interest rate. The ASU also aligns the consistency of diluted Earnings Per Share ("EPS") calculations for convertible instruments by requiring that (1) an entity use the if-converted method and (2) share settlement be included in the diluted EPS calculation for both convertible instruments and equity contracts when those contracts include an option of cash settlement or share settlement. The ASU is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The FASB has specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. The Company is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.